Net loss per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss per share
Antidilutive securities excluded from computation of earnings per share amount	1,152,135	3,379,002	8,502,786